Loans and Borrowings (Details)		6 Months Ended	12 Months Ended
	Jan. 17, 2023 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Loans and Borrowings [Line Items]
Short term loan			$ 1,006,920		$ 352,814
Short term net book value			$ 918,198
Long term book value					2,455,890
Unsecured and bears interest of per week (in Euro) | €													€ 200
Matured date			January 31, 2023	January 31, 2023
Unpaid charged with late fees			$ 50,000	€ 200	15,591
Bears interest, percentage	0.75%
Interest expense			4,706
Accrued interest					38,838	$ 133,083
Loan repayment (receivable)			$ 102,585
Short Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Short term loan						875,016
Interest rate, percentage			3.00%				3.00%	3.00%
Long Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage		3.00%
Long term loan						2,497,155
Interest expenses					124,205
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest expenses			$ 13,808
Bears interest, percentage			18.00%	18.00%
Interest expense					9,210
Loan [Member]
Loans and Borrowings [Line Items]
Loan received						65,507
Holigen [Member]
Loans and Borrowings [Line Items]
Loan received | £							£ 124,890
Loan balance			$ 146,614		129,716
Other related parties [member]
Loans and Borrowings [Line Items]
Interest rate, percentage			1.00%				1.00%	1.00%
Additional loans	$ 48,666										€ 45,000
Other related parties [member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received												$ 30,224	€ 25,000
Arm’s Length [Member]
Loans and Borrowings [Line Items]
Loan received										$ 86,880
Bears interest, percentage			7.00%	7.00%
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received						$ 77,450				$ 105,000
Bears interest, percentage			7.00%	7.00%
Interest expense		$ 4,640			8,854
Accrued interest
Arm’s Length [Member] | Loan [Member]
Loans and Borrowings [Line Items]
Loan received			$ 171,247					$ 237,061
Bears interest, percentage			12.00%	12.00%
Interest expense			$ 18,802
Accrued interest			373,051
Bears interest			(100,000)					137,061
Non-interest bearing			$ (71,247)					$ 100,000
Director [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage	1.00%										1.00%
Additional loans					$ 65,282
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Additional loans									$ 87,133